Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	$ (2,906,786)	$ (1,157,961)
Liabilities, at fair value	(3,013,530)	(1,176,018)
Amortized cost | Trade payables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(477,295)	(227,332)
Liabilities, at fair value	(477,295)	(227,332)
Amortized cost | Dividends payable | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(18,381)	0
Liabilities, at fair value	(18,381)	0
Amortized cost | Credit Facilities | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(848,749)	(383,031)
Liabilities, at fair value	(864,736)	(385,394)
Amortized cost | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(1,562,361)	(547,598)
Liabilities, at fair value	(1,653,118)	(563,292)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	23,274	10,105
Financial assets, at fair value	23,274	10,105
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	23,274	10,105
Financial assets, at fair value	23,274	10,105
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	395,220	227,572
Financial assets, at fair value	395,220	227,572
Amortized cost | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	55,815	5,464
Financial assets, at fair value	55,815	5,464
Amortized cost | Trade receivables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	339,405	222,108
Financial assets, at fair value	$ 339,405	$ 222,108